Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Consolidated statements of comprehensive income (loss)
Revenues [note 17]	$ 285,553	$ 1,060,153	$ 533,246	$ 2,775,156
Cost of sales [note 4]	252,617	610,116	556,452	1,669,508
Gross profit (loss)	32,936	450,037	(23,206)	1,105,648
Expenses
Research and development	738,522	628,578	1,782,507	1,947,815
Office salaries and benefits	716,788	791,409	2,151,659	2,696,635
Selling and marketing expenses	1,033,713	326,877	2,641,459	1,727,701
Professional fees	697,229	587,990	2,705,781	2,194,397
Office and general	450,675	585,364	1,296,789	2,045,738
Share-based compensation [note 16]	11,787	46,270	44,214	192,622
Depreciation and amortization	131,136	218,794	369,545	632,945
Net finance expense (income) [note 18]	3,400,086	453,301	1,320,950	(3,909,102)
Goodwill impairment loss [note 8]				4,274,000
Gain on deconsolidation of subsidiary [note 23]		(175,589)		(175,589)
Other expense (income)		192,146	(1,703)	162,637
Operating expense	7,179,936	3,655,140	12,311,201	11,789,799
Income (loss) income before taxes	(7,147,000)	(3,205,103)	(12,334,407)	(10,684,151)
Income taxes
Current tax expense (benefit)	8,527	(65,314)	14,740	124
Deferred tax recovery	(11,233)	(113,812)	(4,210)	(276,278)
Total income tax expense (recovery)	(2,706)	(179,126)	10,530	(276,154)
Net loss for the period	(7,144,294)	(3,025,977)	(12,344,937)	(10,407,997)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	8,785	76,543	(3,325)	97,624
Other comprehensive income (loss), net of tax	8,785	76,543	(3,325)	97,624
Total comprehensive loss for the period, net of tax	$ (7,135,509)	$ (2,949,434)	$ (12,348,262)	$ (10,310,373)
Weighted average Voting Common Shares outstanding, Basic (in shares)	1,093,319	9,078	608,905	8,770
Weighted average Voting Common Shares outstanding, Diluted (in shares)	1,093,319	9,078	608,905	8,770
Basic loss per share (in dollars per share)	$ (6.53)	$ (333.33)	$ (20.27)	$ (1,186.77)
Diluted loss per share (in dollars per share)	$ (6.53)	$ (333.33)	$ (20.27)	$ (1,186.77)